Equity Awards and Instruments - Schedule of assumptions used to estimate fair value of share options (Details) - Stock Option - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum				26.32%
Expected volatility, maximum				27.18%
Expected volatility		31.04%	29.57%
Expected dividend yield	0.00%	1.11%	1.38%	1.18%
Risk-free interest rate		1.31%	2.48%	2.40%
Shares outstanding, weighted remaining contractual life (in years)			3 years 9 months	3 years 9 months
Weighted average grant date fair value of options issued		$ 2.49	$ 1.66	$ 1.46
Payment to Stockholder for shares bought back			$ 8,838	$ 8,571